Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash	$ 6,068,555	$ 3,593,756	$ 1,912,047
Investments of cash surpluses	7,840,689	3,897,894	3,894,166
Cash equivalents designated for expenditure, held in trust	535,305	8,543	345,244
Total	$ 14,444,549	$ 7,500,193	$ 6,151,457	$ 7,730,143